Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 4,805	$ 7,412	$ 6,321
Revenue recognized at a point of time [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	4,791	7,412	6,321
Revenue recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	14
Sale of products [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	4,791	7,412	5,503
Sub-contracting income [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers			818
Other Service Income [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 14